Operating Segments (Tables)	6 Months Ended
Jun. 30, 2023
Text Block [Abstract]
Summary of Reconciliation of Information on Reportable Segments with Amounts Reported In Financial Statements
Reconciliations of information on reportable segments with the amounts reported in the financial statements for the six months ended June 30, 2023

	June 30, 2023
(In thousand Euros)	EMEA	NORAM	APAC	Total segments	Consolidated adjustments and eliminations	Consolidated
Revenue	58,299	12,526	370	71,195	(3,175)	68,020
Changes in inventories and raw	(40,009)	(8,173)	(321)	(48,503)	3,175	(45,328)
Employee benefits	(33,443)	(11,265)	(361)	(45,069)	—	(45,069)
Other operating expenses	(28,476)	(5,987)	(140)	(34,603)	—	(34,603)
Amortization and depreciation	(10,888)	(1,491)	(1)	(12,380)	—	(12,380)
Other income	1,657	97	1	1,755	—	1,755

Operating Loss	(52,860)	(14,293)	(452)	(67,605)	—	(67,605)
Total Assets	364,603	171,624	373	536,600	(97,039)	439,561

Total Liabilities	239,591	62,583	539	302,713	(22,939)	279,774

Reconciliations of information on reportable segments with the amounts reported in the financial statements for the six months ended June 30, 2022

	June 30, 2022
(In thousand Euros)	EMEA	NORAM	APAC	Total segments	Consolidated adjustments and eliminations	Consolidated
Revenue	66,137	7,593	195	73,925	(6,114)	67,811
Changes in inventories and raw	(40,164)	(5,627)	(10)	(45,801)	5,930	(39,871)
Employee benefits	(39,794)	(3,426)	(179)	(43,399)	—	(43,399)
Other operating expenses	(33,992)	(7,541)	(40)	(41,573)	195	(41,378)
Amortization and depreciation	(7,377)	(621)	(1)	(7,999)	—	(7,999)
Other income	1,360	7	1	1,368	—	1,368

Operating Loss	(53,830)	(9,615)	(34)	(63,479)	11	(63,468)
Total Assets	383,861	150,394	78	534,334	(177,132)	357,202

Total Liabilities	219,285	37,523	41	256,849	(59,158)	197,691